Note 11 - Related Party Transactions - Transaction with Key Management Personnel (Details) - Current and former directors, officers and companies controlled by them [member] - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 2,291,124	$ 1,443,380	$ 1,472,267
Current and former directors, officers and companies controlled by them	1,118,364	634,830	717,725
Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	1,157,760	808,550	754,542
Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 15,000	$ 0	$ 0